Schedule of reconciliation of the statutory tax rate to the effective tax rate (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Profit before tax	$ 855,165	$ 963,404	$ 1,377,079
- Income computed at statutory rate	17.00%	17.00%	17.00%
- Tax effect of different tax rates in other jurisdictions	3.00%	1.00%
- Tax effect on expense not deductible for tax purposes	10.00%	10.00%	6.00%
- Income not subject to tax	(2.00%)	(4.00%)
- Singapore statutory stepped income exemption		(1.00%)	(1.00%)
- Corporate tax rebate		(3.00%)	(2.00%)
- Valuation allowance	6.00%	(3.00%)	(2.00%)
- (Over) under provision of prior year income tax	1.00%	(2.00%)	(1.00%)
Effective tax rate	35.00%	15.00%	17.00%